                                 MARKETLIFE(SM)
                Flexible Premium Variable Life Insurance Policies
                      APRIL 28, 2008 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE
                                       OR
 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                             VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MarketLife SM, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS," LISTED BELOW). The value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

FIDELITY(R) VARIABLE INSURANCE                     Oppenheimer Capital Appreciation
  PRODUCTS -- INITIAL CLASS                           Portfolio -- Class A
  Equity-Income Portfolio                          PIMCO Inflation Protected Bond
  High Income Portfolio                               Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Fund Portfolio -- Class A
  TRUST -- CLASS 1                                 Pioneer Strategic Income Portfolio -- Class
  Templeton Global Income Securities Fund             A
JANUS ASPEN SERIES -- SERVICE SHARES             METROPOLITAN SERIES FUND, INC.
  Global Technology Portfolio                      BlackRock Diversified Portfolio -- Class A
  Mid Cap Growth Portfolio                         BlackRock Money Market Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY                FI Large Cap Portfolio -- Class A
  TRUST -- CLASS I                                 MetLife Aggressive Allocation
  Legg Mason Partners Variable Equity Index        Portfolio -- Class B
     Portfolio                                     MetLife Conservative Allocation
  Legg Mason Partners Variable Fundamental         Portfolio -- Class B
     Value Portfolio                               MetLife Conservative to Moderate Allocation
  Legg Mason Partners Variable Large Cap           Portfolio -- Class B
     Growth Portfolio                              MetLife Moderate Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST          Portfolio -- Class B
  Legg Mason Partners Variable High Income         MetLife Moderate to Aggressive Allocation
     Portfolio                                     Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MFS(R) Total Return Portfolio -- Class F
  Janus Forty Portfolio -- Class A                 MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Managed Assets               Oppenheimer Global Equity
     Portfolio -- Class A                          Portfolio -- Class A
  Loomis Sayles Global Markets                     Western Asset Management U.S. Government
     Portfolio -- Class A                          Portfolio -- Class A
  Met/AIM Capital Appreciation                   VANGUARD(R) VARIABLE INSURANCE FUND
     Portfolio -- Class A                          Mid-Cap Index Portfolio
  Met/AIM Small Cap Growth Portfolio -- Class      Total Stock Market Index Portfolio
     A
  MFS(R) Research International
     Portfolio -- Class B


Certain Funds may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding the Funds" for more information.

                                    THE FUNDS

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio          Reasonable income. The fund will   Fidelity Management & Research
                                   also consider the potential for    Company
                                   capital appreciation. The fund's
                                   goal is to achieve a yield which
                                   exceeds the composite yield on
                                   the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  High Income Portfolio            Seeks high current income and may  Fidelity Management & Research
                                   also seek capital appreciation.    Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
  Templeton Global Income          Seeks high current income,         Franklin Advisers, Inc.
     Securities Fund               consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio      Seeks long-term capital growth.    Janus Capital Management LLC
  Mid Cap Growth Portfolio         Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index Portfolio        before expenses, correspond to     LLC Subadviser: Batterymarch
                                   the price and yield performance    Financial Management, Inc.
                                   of the S&P 500(R) Index.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value Portfolio   Current income is a secondary      LLC Subadviser: ClearBridge
                                   consideration.                     Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio+          capital. Current income is a       LLC Subadviser: ClearBridge
                                   secondary objective.               Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth Portfolio    capital.                           LLC Subadviser: ClearBridge
                                                                      Advisors, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC Subadvisers: Western Asset
                                   appreciation.                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio  -- Class  Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory, LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
  Loomis Sayles Global Markets     Seeks high total investment        Met Investors Advisory, LLC
     Portfolio -- Class A          return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory, LLC
     Appreciation Portfolio                                           Subadviser: OppenheimerFunds,
     -- Class A                                                       Inc.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory, LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  Lehman Brothers(R) Aggregate     Seeks to equal the performance of  MetLife Advisers, LLC
     Bond Index                    the Lehman Brothers(R) Aggregate   Subadviser: MetLife Investment
     Portfolio -- Class A+         Bond Index.                        Advisors Company, LLC
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A+         the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     MetLife Advisers, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A+         the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A+         Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  Vanguard Quantitative Equity
                                   a benchmark index that measures    Group
                                   the investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of  Vanguard Quantitative Equity
     Portfolio                     a benchmark index that measures    Group
                                   the investment return of the
                                   overall stock market.


---------
+ Not available under all Policies. Availability depends on Policy issue date.

ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a merger, substitution, or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former and new name of the trust of which the Fund is part.

FUND MERGERS/REORGANIZATIONS
The following former Fund was merged with and into the new Fund and reorganized into a new Trust.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A              MFS(R) Value Portfolio -- Class A


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS        MET INVESTORS SERIES TRUST
  Growth Portfolio -- Initial Class            Oppenheimer Capital Appreciation
                                                    Portfolio -- Class A
JANUS ASPEN SERIES                             METROPOLITAN SERIES FUND, INC.
  Worldwide Growth Portfolio -- Service Class  Oppenheimer Global Equity Portfolio -- Class
                                                    A
METLIFE INVESTMENT FUNDS, INC.                 METROPOLITAN SERIES FUND, INC.
  MetLife Investment International Stock       Morgan Stanley EAFE(R) Index
     Portfolio -- Class I                           Portfolio -- Class A
METLIFE INVESTMENT FUNDS, INC.                 METROPOLITAN SERIES FUND, INC.
  MetLife Investment Small Company Stock       Russell 2000(R) Index Portfolio -- Class A
     Fund -- Class I
METLIFE INVESTMENT FUNDS, INC.                 METROPOLITAN SERIES FUND, INC.
  MetLife Investment Large Company Stock       MetLife Stock Index Portfolio -- Class A
     Fund -- Class I
METLIFE INVESTMENT FUNDS, INC.                 METROPOLITAN SERIES FUND, INC.
  MetLife Investment Diversified Bond          Lehman Brothers(R) Aggregate Bond Index
     Fund -- Class I                                Portfolio -- Class A


                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-1)
fees, and other expenses)........................................       0.16%          1.12%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                    DISTRIBUTION             ACQUIRED    TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                       AND/OR               FUND FEES    ANNUAL        WAIVER        ANNUAL
                                        MANAGEMENT     SERVICE      OTHER      AND     OPERATING   AND/OR EXPENSE  OPERATING
FUND                                        FEE     (12b-1) FEES  EXPENSES   EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*
----                                    ----------  ------------  --------  ---------  ---------  ---------------  ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- INITIAL CLASS
  Equity-Income Portfolio                  0.46%          --        0.09%        --       0.55%            --      0.55%
  High Income Portfolio                    0.57%          --        0.11%        --       0.68%            --      0.68%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 1
  Templeton Global Income Securities
     Fund                                  0.50%          --        0.14%        --       0.64%            --      0.64%
JANUS ASPEN SERIES  -- SERVICE SHARES
  Global Technology Portfolio              0.64%        0.25%       0.18%     0.01%       1.08%            --      1.08%
  Mid Cap Growth Portfolio                 0.64%        0.25%       0.04%        --       0.93%            --      0.93%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason Partners Variable Equity
     Index Portfolio                       0.31%          --        0.08%        --       0.39%            --      0.39%(1)
  Legg Mason Partners Variable
     Fundamental Value Portfolio           0.75%          --        0.08%        --       0.83%            --      0.83%(1)
  Legg Mason Partners Variable
     Investors Portfolio+                  0.62%          --        0.14%        --       0.76%            --      0.76%(1)
  Legg Mason Partners Variable Large
     Cap Growth Portfolio++                0.75%          --        0.15%        --       0.90%            --      0.90%(2)
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable High
     Income Portfolio++                    0.60%          --        0.15%        --       0.75%            --      0.75%(3)
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class A         0.65%          --        0.05%        --       0.70%            --      0.70%
  Legg Mason Partners Managed Assets
     Portfolio -- Class A                  0.50%          --        0.12%        --       0.62%            --      0.62%
  Loomis Sayles Global Markets
     Portfolio -- Class A                  0.68%          --        0.06%        --       0.74%            --      0.74%
  Met/AIM Capital Appreciation
     Portfolio -- Class A                  0.76%          --        0.10%        --       0.86%            --      0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A                  0.86%          --        0.06%        --       0.92%            --      0.92%
  MFS(R) Research International
     Portfolio -- Class B                  0.70%        0.25%       0.09%        --       1.04%            --      1.04%
  Oppenheimer Capital Appreciation
     Portfolio -- Class A                  0.58%          --        0.04%        --       0.62%            --      0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A                  0.50%          --        0.05%        --       0.55%            --      0.55%
  Pioneer Fund Portfolio -- Class A        0.75%          --        0.23%        --       0.98%            --      0.98%(4)
  Pioneer Strategic Income
     Portfolio -- Class A                  0.60%          --        0.09%        --       0.69%            --      0.69%(5)
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified
     Portfolio -- Class A                  0.44%          --        0.06%        --       0.50%            --      0.50%
  BlackRock Money Market
     Portfolio -- Class A                  0.33%          --        0.07%        --       0.40%             0.01%  0.39%(6)
  FI Large Cap Portfolio -- Class A        0.77%          --        0.07%        --       0.84%            --      0.84%
  Lehman Brothers(R) Aggregate Bond
     Index Portfolio -- Class A+           0.25%          --        0.05%        --       0.30%             0.01%  0.29%(7)
  MetLife Aggressive Allocation
     Portfolio -- Class B                  0.10%        0.25%       0.04%     0.73%       1.12%             0.04%  1.08%(8)
  MetLife Conservative Allocation
     Portfolio -- Class B                  0.10%        0.25%       0.05%     0.59%       0.99%             0.05%  0.94%(8)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class B       0.10%        0.25%       0.01%     0.64%       1.00%             0.01%  0.99%(8)
  MetLife Moderate Allocation
     Portfolio -- Class B                  0.08%        0.25%       0.01%     0.67%       1.01%            --      1.01%(8)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class B       0.08%        0.25%       0.01%     0.70%       1.04%            --      1.04%(8)
  MetLife Stock Index
     Portfolio -- Class A+                 0.25%          --        0.04%        --       0.29%             0.01%  0.28%(9)
  MFS(R) Total Return
     Portfolio -- Class F                  0.53%        0.20%       0.05%        --       0.78%            --      0.78%
  MFS(R) Value Portfolio -- Class A        0.72%          --        0.05%        --       0.77%             0.07%  0.70%(10)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A+                 0.30%          --        0.12%     0.01%       0.43%             0.01%  0.42%(11)
  Oppenheimer Global Equity
     Portfolio -- Class A                  0.51%          --        0.10%        --       0.61%            --      0.61%
  Russell 2000(R) Index
     Portfolio -- Class A+                 0.25%          --        0.07%     0.01%       0.33%             0.01%  0.32%(9)
  Western Asset Management U.S.
     Government Portfolio -- Class A       0.49%          --        0.05%        --       0.54%            --      0.54%

                                                    DISTRIBUTION             ACQUIRED    TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                       AND/OR               FUND FEES    ANNUAL        WAIVER        ANNUAL
                                        MANAGEMENT     SERVICE      OTHER      AND     OPERATING   AND/OR EXPENSE  OPERATING
FUND                                        FEE     (12b-1) FEES  EXPENSES   EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*
----                                    ----------  ------------  --------  ---------  ---------  ---------------  ---------
VANGUARD(R) VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio                  0.20%          --        0.04%        --       0.24%            --      0.24%
  Total Stock Market Index Portfolio       0.12%          --        0.04%        --       0.16%            --      0.16%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Policies. Availability depends on Policy issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
++++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended January 31, 2008.
1 Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
2 Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.
3 Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
4 Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.
5 The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
6 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
7 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.
8 The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.
9 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.
10 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
11 MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. We are also waiving the following amounts of Mortality and Expense Risk Charge: an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) of the Met Investors Series Trust; and an amount equal to the Fund expenses that are in excess of 0.64% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class A).

             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNTS AND FUNDS

The following paragraph replaces the second paragraph under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

Before December 7, 2007, certain of the Policies were issued by MetLife Life and Annuity Company of Connecticut ("MLAC"), a stock life insurance company chartered in 1973 in Connecticut. These Policies were funded through Fund UL II, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLAC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLAC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLAC, including Fund UL II and its assets. Pursuant to the merger, therefore, Fund UL II became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLAC's liabilities and obligations, including those created under the Policy as initially issued by MLAC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Policy has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Policy Owner of the Company.

The following paragraph is added under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

We anticipate merging MetLife of CT Fund UL II for Variable Life Insurance with and into MetLife of CT Fund UL for Variable Life Insurance during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Policy. Similarly, the merger will not have any adverse impact on your Cash Value or any tax consequences for you.

                                    PREMIUMS

The following sentence is added under AMOUNT, FREQUENCY AND DURATION OF PREMIUM
PAYMENTS:

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payments to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

                          DISTRIBUTION AND COMPENSATION

The following sentence is added under DISTRIBUTION:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Book 38                                                           April 28, 2008

                                     INVEST
                Flexible Premium Variable Life Insurance Policies
                      APRIL 28, 2008 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for Invest, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). The value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

FIDELITY(R) VARIABLE INSURANCE                  MET INVESTORS SERIES TRUST -- CLASS A
  PRODUCTS -- INITIAL CLASS                       BlackRock High Yield Portfolio
  Equity-Income Portfolio                         Janus Forty Portfolio
  High Income Portfolio                           Legg Mason Partners Managed Assets
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio
  PRODUCTS TRUST -- CLASS 1                       Loomis Sayles Global Markets Portfolio
  Templeton Global Income Securities Fund         Met/AIM Capital Appreciation Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY               Oppenheimer Capital Appreciation Portfolio
  TRUST -- CLASS I                                Pioneer Fund Portfolio
  Legg Mason Partners Variable Fundamental      METROPOLITAN SERIES FUND, INC.
     Value Portfolio                              BlackRock Diversified Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST         BlackRock Money Market Portfolio -- Class
  Legg Mason Partners Variable High Income           A
     Portfolio                                    FI Large Cap Portfolio -- Class A
                                                  MFS(R) Total Return Portfolio -- Class F
                                                  Oppenheimer Global Equity
                                                     Portfolio -- Class A
                                                  Western Asset Management U.S. Government
                                                     Portfolio -- Class A


-------
      Certain Investment Options have been subject to a substitution. Please see "Additional Information Regarding the Funds" below for more information.

                                    THE FUNDS

          FUNDING OPTION                  INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio          Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  High Income Portfolio            Seeks high current income and may  Fidelity Management & Research
                                   also seek capital appreciation.    Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
  Templeton Global Income          Seeks high current income,         Franklin Advisers, Inc.
     Securities Fund               consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value Portfolio   Current income is a secondary      LLC Subadviser: ClearBridge
                                   consideration.                     Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio+          capital. Current income is a       LLC Subadviser: ClearBridge
                                   secondary objective.               Advisors, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC Subadvisers: Western Asset
                                   appreciation.                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES
  TRUST -- CLASS A
  BlackRock High Yield Portfolio   Seeks to maximize total return,    Met Investors Advisory, LLC
                                   consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  Janus Forty Portfolio            Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory, LLC
     Assets Portfolio                                                 Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
  Loomis Sayles Global Markets     Seeks high total investment        Met Investors Advisory, LLC
     Portfolio                     return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio                                                        Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory, LLC
     Appreciation Portfolio                                           Subadviser: OppenheimerFunds,
                                                                      Inc.
  Pioneer Fund Portfolio           Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.

          FUNDING OPTION                  INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  Lehman Brothers(R) Aggregate     Seeks to equal the performance of  MetLife Advisers, LLC
     Bond Index                    the Lehman Brothers(R) Aggregate   Subadviser: MetLife Investment
     Portfolio -- Class A+         Bond Index.                        Advisors Company, LLC
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A+         the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return Portfolio    Seeks a favorable total return     MetLife Advisers, LLC
     -- Class F                    through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Morgan Stanley EAFE(R) Index     Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A+         the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A+         Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government Portfolio          consistent with preservation of    Subadviser: Western Asset
     -- Class A                    capital and maintenance of         Management Company
                                   liquidity.


-------

+ Not available under all Policies. Availability depends on Policy issue date.

                     ADDITIONAL INFORMATION REGARDING FUNDS

CERTAIN FUNDS were subject to a substitution. The chart below identifies the former name and new name of each of these Funds.

FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.

                 FORMER FUND                                       NEW FUND
---------------------------------------------   ---------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS         MET INVESTORS SERIES TRUST
  Growth Portfolio -- Initial Class               Oppenheimer Capital Appreciation Portfolio
                                                     -- Class A
METLIFE INVESTMENT FUNDS, INC.                  METROPOLITAN SERIES FUND, INC.
  MetLife Investment International Stock          Morgan Stanley EAFE(R) Index Portfolio --
     Portfolio -- Class I                            Class A
METLIFE INVESTMENT FUNDS, INC.                  METROPOLITAN SERIES FUND, INC.
  MetLife Investment Small Company Stock          Russell 2000(R) Index Portfolio -- Class A
     Fund -- Class I
METLIFE INVESTMENT FUNDS, INC.                  METROPOLITAN SERIES FUND, INC.
  MetLife Investment Large Company Stock          MetLife Stock Index Portfolio -- Class A
     Fund -- Class I
METLIFE INVESTMENT FUNDS, INC.                  METROPOLITAN SERIES FUND, INC.
  MetLife Investment Diversified Bond             Lehman Brothers(R) Aggregate Bond Index
     Fund -- Class I                                 Portfolio -- Class A


                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...........................................................    0.30%     0.98%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION               ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                 FUND FEES     ANNUAL         WAIVER         ANNUAL
                                MANAGEMENT      SERVICE       OTHER       AND      OPERATING    AND/OR EXPENSE    OPERATING
FUND:                               FEE      (12b-1) FEES   EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
-----                           ----------   ------------   --------   ---------   ---------   ---------------   ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio.....     0.46%           --         0.09%        --        0.55%            --          0.55%
  High Income Portfolio.......     0.57%           --         0.11%        --        0.68%            --          0.68%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 1
  Templeton Global Income
     Securities Fund..........     0.50%           --         0.14%        --        0.64%            --          0.64%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio................     0.75%           --         0.08%        --        0.83%            --          0.83%(1)
  Legg Mason Partners Variable
     Investors Portfolio+.....     0.62%           --         0.14%        --        0.76%            --          0.76%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     High Income Portfolio++..     0.60%           --         0.15%        --        0.75%            --          0.75%(3)
MET INVESTORS SERIES
  TRUST -- CLASS A
  BlackRock High Yield
     Portfolio................     0.60%           --         0.13%        --        0.73%            --          0.73%
  Janus Forty Portfolio.......     0.65%           --         0.05%        --        0.70%            --          0.70%
  Legg Mason Partners Managed
     Assets Portfolio.........     0.50%           --         0.12%        --        0.62%            --          0.62%
  Loomis Sayles Global Markets
     Portfolio................     0.68%           --         0.06%        --        0.74%            --          0.74%
  Met/AIM Capital Appreciation
     Portfolio................     0.76%           --         0.10%        --        0.86%            --          0.86%
  Oppenheimer Capital
     Appreciation Portfolio...     0.58%           --         0.04%        --        0.62%            --          0.62%
  Pioneer Fund Portfolio......     0.75%           --         0.23%        --        0.98%            --          0.98%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Diversified
     Portfolio -- Class A.....     0.44%           --         0.06%        --        0.50%            --          0.50%
  BlackRock Money Market
     Portfolio -- Class A.....     0.33%           --         0.07%        --        0.40%          0.01%         0.39%(5)
  FI Large Cap
     Portfolio -- Class A.....     0.77%           --         0.07%        --        0.84%            --          0.84%
  Lehman Brothers(R) Aggregate
     Bond Index
     Portfolio -- Class A+....     0.25%           --         0.05%        --        0.30%          0.01%         0.29%(6)
  MetLife Stock Index
     Portfolio -- Class A+....     0.25%           --         0.04%        --        0.29           0.01%         0.28%(7)

                                             DISTRIBUTION               ACQUIRED     TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                 FUND FEES     ANNUAL         WAIVER         ANNUAL
                                MANAGEMENT      SERVICE       OTHER       AND      OPERATING    AND/OR EXPENSE    OPERATING
FUND:                               FEE      (12b-1) FEES   EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT    EXPENSES**
-----                           ----------   ------------   --------   ---------   ---------   ---------------   ----------
  MFS(R) Total Return
     Portfolio -- Class F.....     0.53%         0.20%        0.05%        --        0.78%            --          0.78%
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A+....     0.30%           --         0.12%      0.01%       0.43%          0.01%         0.42%(8)
  Oppenheimer Global Equity
     Portfolio -- Class A.....     0.51%           --         0.10%        --        0.61%            --          0.61%
  Russell 2000(R) Index
     Portfolio -- Class A+....     0.25%           --         0.07%      0.01%       0.33%          0.01%         0.32%(9)
  Western Asset Management
     U.S. Government
     Portfolio -- Class A.....     0.49%           --         0.05%        --        0.54%            --          0.54%


-------
   * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
  ** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
   + Not available under all Policies. Availability depends on Policy issue date.
  ++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
 ++++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended January 31, 2008.
(1) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(4) Other Expenses have been restated to reflect a change in the Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.
(5) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.
(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each class of the Portfolio to 0.24%
(8) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.
(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) of the Met Investors Series Trust.

DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNTS AND FUNDS

The following paragraph replaces the second paragraph under THE SEPARATE ACCOUNTS AND THEIR INVESTMENT OPTIONS:

     We anticipate merging MetLife of CT Fund UL II for Variable Life Insurance with and into MetLife of CT Fund UL for Variable Life Insurance during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Policy. Similarly, the merger will not have any adverse impact on your Cash Value or any tax consequences for you.

                                    PREMIUMS

The following sentence is added under AMOUNT, FREQUENCY AND DURATION OF PREMIUM
PAYMENTS:

     If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payments to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

                          DISTRIBUTION AND COMPENSATION

The following sentence is added under DISTRIBUTION:

     The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Book 46                                                           April 28, 2008